UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2008
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
      Name:    Pendragon Capital LLP
      Address: Berkeley Square House
	       4-19 Berkeley Square
               London W1J 6BR
               United Kingdom
      Form 13F File Number: 28-11844

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Pennells
Title: Partner
Phone: 44-20-7907-8445
Signature,          Place,                      and Date of Signing:
John Pennells       London, United Kingdom      May 07, 2007

Report Type (Check only one.):
[X]    13F HOLDINGS REPORT. (Check here if all holdings of this
reporting manager are reported in this report.)
[ ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 25

Form 13F Information Table Value Total: 565,919 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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FORM 13F INFORMATION TABLE
                                                    VALUE     SHARES/   SH/  PUT/  INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT   PRN  CALL  DSCRETN  MANAGERS  SOLE      SHARED  NONE

ALLIANT TECHSYSTEMS INC  NOTE 2.750% 9/1 018804AN4  24772     20000000  PRN        SOLE               20000000  0       0
AMERICREDIT CORP         COM             03060R101  1511      1500      SH   PUT   SOLE               1500      0       0
ARCELOR MITTAL           NY REGISTRY SH  03938L104  38776     475134    SH         SOLE               475134    0       0
BEA SYS INC              COM             073325102  28571     1492714   SH         SOLE               1492714   0       0
BURLINGTON NTHN SANTA FE COM             12189T104  31469     341050    SH         SOLE               341050    0       0
CHENIERE ENERGY INC      COM NEW         16411R208  56363     2835181   SH         SOLE               2835181   0       0
CSX CORP                 COM             126408103  25029     447267    SH         SOLE               447267    0       0
E M C CORP MASS          NOTE 1.750%12/0 268648AM4  23633     20000000  PRN        SOLE               20000000  0       0
FREEPORT-MCMORAN C&G     COM             35671D857  3830      39800     SH         SOLE               39800     0       0
GILEAD SCIENCES INC      NOTE 0.625%5/10 375558AH6  14830     10000000  PRN        SOLE               10000000  0       0
GOLDMAN SACHS GROUP INC  COM             38141G104  2150      13000     SH         SOLE               13000     0       0
GOLDMAN SACHS GROUP INC  COM             38141G104  2514      152       SH   PUT   SOLE               152       0       0
GRANT PRIDECO INC        COM             38821G101  6327      128700    SH         SOLE               128700    0       0
INVITROGEN CORP          NOTE 3.250% 6/1 46185RAM2  22208     20000000  PRN        SOLE               20000000  0       0
NII HLDGS INC            NOTE 2.750% 8/1 62913FAF9  13969     14000000  PRN        SOLE               14000000  0       0
NVR INC                  COM             62944T105  6090      10142     SH         SOLE               10142     0       0
OMNICOM GROUP INC        NOTE 2/0        681919AK2  9913      10000000  PRN        SOLE               10000000  0       0
OMNICOM GROUP INC        NOTE 7/3        681919AM8  20100     20000000  PRN        SOLE               20000000  0       0
PEABODY ENERGY CORP      SDCV 4.750%12/1 704549AG9  14963     13000000  PRN        SOLE               13000000  0       0
PRIDE INTL INC DEL       COM             74153Q102  18789     538200    SH         SOLE               538200    0       0
QWEST COMMUNICATIONS     NOTE 3.500%11/1 749121BY4  30143     29000000  PRN        SOLE               29000000  0       0
RIO TINTO PLC            SPONSORED ADR   767204100  25783     62808     SH         SOLE               62808     0       0
TRANE INC                COM             892893108  91560     1997382   SH         SOLE               1997382   0       0
UAP HLDG CORP            COM             903441103  15352     400000    SH         SOLE               400000    0       0
UNION PAC CORP           COM             907818108  37274     297600    SH         SOLE               297600    0       0